December 20, 2019

U.S. Securities & Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Vanguard CMT Funds (the "Trust")

File No. 333-111362

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Alexander F. Smith

Associate Counsel

The Vanguard Group, Inc.

cc: Lisa Larkin

U.S. Securities and Exchange Commission